Contingencies and Commitments (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	$ 159,855,102	$ 125,633,825
Within 1 year
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	67,601,086	60,241,434
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	92,254,016	58,040,557
Over 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	$ 0	$ 7,351,834